Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Major categories of assets and liabilities measured at fair value on a recurring basis

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$7,510	$—	$—	$7,510
Mortgage loans held for sale	—	518,858	—	518,858
Derivative assets (IRLCs)	—	16,695	—	16,695
Derivative assets (MBS forward trades)	—	376	—	376
MSRs	—	—	132,907	132,907

Total assets	$7,510	$535,929	$132,907	$676,346

Liabilities:
Derivative liabilities (IRLCs)	—	94	—	94
Derivative liabilities (MBS forward trades)	—	23,731	—	23,731
Contingent earn-out liability	—	—	2,103	2,103

Total liabilities	$—	$23,825	$2,103	$25,928

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$10,957	$—	$—	$10,957
Mortgage loans held for sale	—	218,624	—	218,624
Derivative assets (IRLCs)	—	11,989	—	11,989

Total assets	$10,957	$230,613	$—	$241,570

Liabilities:
Derivative liabilties (MBS forward trades)	—	1,787	—	1,787
Contingent earn-out liability	—	—	2,095	2,095

Total liabilities	$—	$1,787	$2,095	$3,882

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31:

	December 31, 2012
Description	Level 1	Level 2	Level 3	Total
Loans held for sale	$—	$218,623,951	$—	$218,623,951
Interest rate lock commitments	—	11,988,706	—	11,988,706
MBS forward sales contracts	—	(1,786,505)	—	(1,786,505)

Total	$—	$228,826,152	$—	$228,826,152

	December 31, 2011
Description	Level 1	Level 2	Level 3	Total
Loans held for sale	$—	$61,728,834	$—	$61,728,834
Interest rate lock commitments	—	3,347,255	—	3,347,255
MBS forward sales contracts	—	(1,045,529)	—	(1,045,529)

Total	$—	$64,030,560	$—	$64,030,560

Fair Value and Related Principal Amount Due upon Maturity of Loans Held for Sale Accounted Under Fair Value Option

The following are the fair values and related UPB due upon maturity for loans held for sale accounted under the fair value option as of September 30, 2013 and December 31, 2012:

	September 30, 2013		December 31, 2012
	Fair Value	UPB	Fair Value	UPB
Current through 89 days delinquent	$518,163	$494,220	$218,556	$212,693
90 or more days delinquent	695	905	68	68

Total	$518,858	$495,125	$218,624	$212,761

Following are the fair value and related principal amounts due upon maturity for loans held for sale accounted under the fair value option at December 31, 2012 and 2011:

	December 31, 2012
	Fair Value	Principal	Difference
Current through 89 days delinquent	$218,555,787	$212,693,103	$5,862,684
90 or more days delinquent	68,164	68,164	—

	$218,623,951	$212,761,267	$5,862,684

	December 31, 2011
	Fair Value	Principal	Difference
Current through 89 days delinquent	$61,656,995	$59,322,433	$2,334,562
90 or more days delinquent	71,839	71,839	—

	$61,728,834	$59,394,272	$2,334,562

Reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis using Level 3 inputs

A reconciliation of the beginning and ending balances of the Company’s assets (MSRs) measured at fair value on a recurring basis using Level 3 inputs during the three and nine months ended September 30, 2013 is as follows:

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013
Balance at beginning of period	$99,209	$42,202
Changes in fair value recognized in earnings[1]	2,099	11,649
Purchases	—	—
Sales	—	—
Issuances	31,599	79,056
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance at end of period	$132,907	$132,907

Changes in fair value recognized in net income during the period related to assets still held	$2,099	$11,649

1	Recognized in the consolidated statements of income within “Changes in mortgage servicing rights valuation”

Reconciliation of the beginning and ending balances of liabilities measured at fair value on a recurring basis using Level 3 inputs

A reconciliation of the beginning and ending balances of the Company’s liability (contingent earn-out liability) measured at fair value on a recurring basis using Level 3 inputs for the three and nine months ended September 30, 2013 and 2012 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Balance at beginning of period	$2,160	$—	$2,095	$—
Changes in fair value recognized in earnings[1]	(57)	—	8	—
Purchases[2]	—	2,095	—	2,095
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance at end of period	$2,103	$2,095	$2,103	$2,095

1	Recognized in the consolidated statements of income within “General and administrative expense”

2	Contingent earn-out liability resulted from the Company’s purchase of assets from NattyMac during August 2012. See Note 4 “Business Combinations” for additional information related to business combination and contingent consideration arrangement.

Major Categories of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

The following are the major categories of assets and liabilities measured at fair value on a nonrecurring basis as of December 31:

	December 31, 2012
Description	Level 1	Level 2	Level 3	Total
Mortgage servicing rights	$—	$—	$42,202,394	$42,202,394

Total	$—	$—	$42,202,394	$42,202,394

	December 31, 2011
Description	Level 1	Level 2	Level 3	Total
Mortgage servicing rights	$—	$—	$17,679,198	$17,679,198

Total	$—	$—	$17,679,198	$17,679,198